Property, Equipment And Software, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule Of Property, equipment and software, net
Property, equipment and software consist of the following:

	As of December 31,
	2021	2022

	(in thousands)
Cost
Leasehold improvements	683	683
Computers and electronic equipment	1,811	3,475
Furniture	448	658
Software	308	5,583

Total cost	3,250	10,399
Less: Accumulated depreciation and amortization	(1,627)	(3,434)

Property, equipment and software, net	1,623	6,965

Depreciation and amortization expenses recognized for the year ended December 31, 2020, 2021 and 2022 are summarized as follows:

	For the year ended December 31,
	2020	2021	2022

	(in thousands)
Research and development expenses	297	442	1,611
Sales and marketing expenses	1	8	40
General and administrative expenses	60	103	156

Total	358	553	1,807